Employee Benefit Plans (Activity under the incentive and non-qualified stock option plans) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, Beginning of Period, Shares	21,500	29,500	47,500
Options Granted, Shares	0	0	0
Options Exercised, Shares	7,500	0	0
Options Forfeited, Shares	9,500	8,000	18,000
Balance, End of Period, Shares	4,500	21,500	29,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, Beginning of Period, Weighted Avg. Exercise Price	$ 23.57	$ 23.55	$ 22.41
Options Granted, Weighted Avg. Exercise Price	0	0	0
Options Exercised, Weighted Avg. Exercise Price	23.49	0	0
Options Forfeited, Weighted Avg. Exercise Price	23.95	23.47	20.55
Balance, End of Period, Weighted Avg. Exercise Price	$ 22.91	$ 23.57	$ 23.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options Exercisable, Shares	4,500	18,200	21,500
Options Exercisable, Weighted Avg. Exercise Price	$ 22.91	$ 23.62	$ 23.57
Weighted-Average Remaining Life of Exercisable Options	5 months	1 year	1 year 4 months 24 days
Options Available for Grant	50,000	50,000	50,000